Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Carying Amount of the Convertible Notes
The carrying amount of the iQIYI Notes as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Principal	17,986	10,801	1,522
Less: unamortized discount and debt issuance costs	112	(145)	(20)

Net carrying amount	17,874	10,946	1,542

Summary of Debt Instruments Interest Cost Recognized
For the years ended December 31, 2021, 2022 and 2023, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Contractual interest expense	557	404	644	91
Amortization of the discount and issuance costs	559	66	292	41

Total	1,116	470	936	132